Health Care Costs Payable - Narrative (Details) $ in Billions	Dec. 31, 2022 USD ($)
Health Care Benefits
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-duration Insurance Contracts, Incurred but Not Reported (IBNR) claims liability, net	$ 7.8